Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 21, 2018
Document Effective Date	Dec. 29, 2018
Prospectus Date	Dec. 29, 2018
Securian AM Real Asset Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VSDIX
Securian AM Dynamic Managed Volatility Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VVMIX
Securian AM Managed Volatility Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VMEIX